Cost Based Investments - Additional Information (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2016	Feb. 19, 2014
Privately-held Company
Schedule of Cost-method Investments [Line Items]
Cost-based investment	$ 300,000
Maximum | Privately-held Company
Schedule of Cost-method Investments [Line Items]
Potential additional investment	$ 1,600,000
Technology Company
Schedule of Cost-method Investments [Line Items]
Cost-based investment		$ 300,000
Scenario, Forecast | Technology Company | Maximum
Schedule of Cost-method Investments [Line Items]
Cost-based investment			$ 1,800,000
Convertible Debt Securities
Schedule of Cost-method Investments [Line Items]
Debt instrument maturity date	Feb. 19, 2014	Feb. 19, 2015
Convertible note interest rate terms		Bore interest equal to the greater of (a) 0.5% or (b) annual interest rates
Debt instrument interest rate				0.50%
Convertible Debt Securities | Privately-held Company
Schedule of Cost-method Investments [Line Items]
Cost-based investment				$ 3,000,000